Pension and Other Post-Retirement Benefits (Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	$ (129)	$ (177)	$ (265)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	(1,439)	(1,507)	(1,996)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	(1,310)	(1,330)	$ (1,731)
Wholly or partly funded defined benefit plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Funded status net defined benefit liability asset	(1,266)	(1,255)
Wholly Unfunded Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Obligations arising from unfunded plans	$ (173)	$ (252)